INCOME TAX (Details 5) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of income tax [Line Items]
Amount before tax	$ 148,987			$ 666,563	$ (920,055)
Current tax expense (income)	(12,657)			31,769	319,627
Deferred tax expense (income)	(60,960)			(396,125)	878,987
Total other comprehensive income	37,249	$ 25.2		302,207	278,559
Foreign currency translation of net investments in foreign operations [Member]
Disclosure of income tax [Line Items]
Amount before tax	(91,497)			(125,161)	24,878
Current tax expense (income)	(12,657)			8,204	0
Deferred tax expense (income)	956			0	0
Total other comprehensive income	(103,198)			(116,957)	24,878
Cash Flow hedgings [Member]
Disclosure of income tax [Line Items]
Amount before tax	(2,340)			17,967	17,500
Current tax expense (income)	0			0	0
Deferred tax expense (income)	969			0	(6,825)
Total other comprehensive income	(1,371)			17,967	10,675
Equity financial instruments [Member]
Disclosure of income tax [Line Items]
Amount before tax	57,245			34,509	(6,548)
Current tax expense (income)	0			0	0
Deferred tax expense (income)	(720)			40,735	0
Total other comprehensive income	56,525			75,244	(6,548)
Debt financial instruments [Member]
Disclosure of income tax [Line Items]
Amount before tax	284,480			948,212	(922,083)
Current tax expense (income)	0			0	0
Deferred tax expense (income)	(69,743)			(263,763)	263,532
Total other comprehensive income	214,737			684,449	(658,551)
Actuarial gains losses from defined benefit pension plans [Member]
Disclosure of income tax [Line Items]
Amount before tax	(100,232)			(41,228)	6,162
Current tax expense (income)	0			0	0
Deferred tax expense (income)	24,081			14,383	(7,251)
Total other comprehensive income	(76,151)			(26,845)	(1,089)
Hedging Of net investments In foreign subsidiaries operations [Member]
Disclosure of income tax [Line Items]
Amount before tax	(47,197)			(475,000)	2,366,849
Current tax expense (income)	0			0	(37,861)
Deferred tax expense (income)	0			0	0
Total other comprehensive income	(47,197)			(475,000)	2,328,988
Hedging derivatives in foreign currency [Member]
Disclosure of income tax [Line Items]
Amount before tax	16,832			291,506	(1,683,346)
Current tax expense (income)	0			47,419	89,960
Deferred tax expense (income)	(5,554)			(187,480)	629,531
Total other comprehensive income	11,278			151,445	(963,855)
Hedging financial liabilities in foreign currency [Member]
Disclosure of income tax [Line Items]
Amount before tax	30,568			35,819	(755,431)
Current tax expense (income)	0			(23,854)	267,528
Deferred tax expense (income)	(11,065)			0	0
Total other comprehensive income	19,503			11,965	(487,903)
Investment in associates and joint ventures [Member]
Disclosure of income tax [Line Items]
Amount before tax	1,128			(20,061)	31,964
Current tax expense (income)	0			0	0
Deferred tax expense (income)	116			0	0
Total other comprehensive income	$ 1,244			$ (20,061)	$ 31,964

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.